PREMISES AND EQUIPMENT AND LEASE COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Property Plant And Equipment Tables [Abstract]
Property Plant And Equipment Tables

	2010	2011
	(EUR in thousands)
Land	214,575	216,445
Buildings	892,541	970,246
Leasehold improvements	244,506	240,874
Furniture, fittings, machinery and vehicles	1,040,914	1,079,042
Total, at cost	2,392,536	2,506,607
Less: accumulated depreciation	(1,170,547)	(1,233,152)
Net book value	1,221,989	1,273,455
Certain Group premises and equipment are leased under various operating leases. Rental expense amounted to EUR 110,296 thousand, EUR 120,386 thousand and EUR 119,226 thousand for the years ended December 31, 2009, 2010 and 2011, respectively.

Operating Leases
(EUR in thousands)
2012	87,842
2013	77,699
2014	68,339
2015	59,097
2016	55,015
Thereafter	140,856
Total minimum lease payments	488,848